Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets pledged

(in thousands of $)	June 30, 2023	December 31, 2022
Book value of vessels secured against loans (1)	1,091,145	1,115,500
(1) This excludes the Gimi which is classified as “Assets under development” (note 15) and secured against its specific debt facility (note 18).